Operating profit - Items included in operating profit (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Advertising and promotion	£ 2,256	£ 2,157	£ 2,023
Distribution costs	230	239	237
Separation and admission costs		30	120
Restructuring costs	89	214	169
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Separation and admission costs	0	1	4
Restructuring costs	55	123	26
Selling, general and administration expenses
Disclosure of attribution of expenses by nature to their function [line items]
Separation and admission costs	£ 0	£ 29	£ 116